Restatement of Financial Statements - Additional Information (Details) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 07, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Increase to derivative warrant liabilities		$ 2,949,000	$ (24,000)		$ 17,753,000	$ (78,000)	$ 1,296,000	$ 341,000
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants price per unit		$ 11.50		$ 11.50	$ 11.50		$ 11.50
Warrants expiration term	5 years
Increase to derivative warrant liabilities	$ 19,500,000	$ 2,232,690		$ 1,854,400	$ (1,137,350)
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants price per unit	$ 11.50
ACON S2 Acquisition Corp [Member] | Initial Public Offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of units issued	25,000,000
ACON S2 Acquisition Corp [Member] | Initial Public Offering | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants price per unit	$ 11.50